DEBT - Summary of short-term and long-term debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Short-term debt:
Short-term bank borrowings	¥ 92,627		¥ 176,752
Long-term bank borrowings, current portion	162,721		159,721
Capital lease and other financing arrangement payable, current portion	264,849		201,835
Other short-term payable	265,220		223,828
Subtotal	785,417	$ 119,878	762,136
Long-term debt:
Long-term bank borrowings, non-current portion	231,222		196,682
Capital lease and other financing arrangement payable, non-current portion	191,768		242,719
Other long term payable	25,506		25,519
Subtotal	448,496	$ 68,454	464,920
Total	¥ 1,233,913		¥ 1,227,056